Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 1,991	$ 1,637	$ 1,643
Marketing and consulting	1,637	1,152	627
Depreciation and amortization	50	49	44
Shipping and delivery	356	385	490
Registration and marketing license fees	810	502	584
Selling and marketing	$ 4,844	$ 3,725	$ 3,388